Stock-Based Compensation - Stock Options (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2014	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Stock Options, additional disclosures
Stock-based compensation expense	$ 4,400	$ 5,056		$ 374	$ 4,545
Weighted average assumptions used to value options granted to employees
Estimated dividend yield		0.00%
Stock Options
Shares Under Option
Outstanding at the beginning of the period (in shares)		5,177
Granted (in shares)		1,110
Exercised (in shares)		(785)
Cancelled (in shares)		(73)
Outstanding at the end of the period (in shares)		5,429	[1]	5,177
Exercisable as of December 31, 2016		3,148
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)		$ 0.74
Granted (in dollars per share)		21.35
Exercised (in dollars per share)		0.63
Cancelled (in dollars per share)		3.21
Outstanding at the end of the period (in dollars per share)		4.94		$ 0.74
Exercisable as of December 31, 2016		$ 0.58
Stock Options, additional disclosures
Weighted-Average Contractual Life, outstanding		7 years 1 month 6 days		7 years 4 months 24 days
Weighted-Average Contractual Life, exercisable		5 years 9 months 18 days
Aggregate Intrinsic Value, Outstanding		$ 124,243
Aggregate Intrinsic Value, Exercisable		85,266
Stock-based compensation expense		1,700		$ 400	$ 100
Unrecognized employee stock-based compensation		$ 13,000
Unrecognized employee stock-based compensation, recognition period		3 years 7 months 6 days
Weighted average assumptions used to value options granted to employees
Expected term (years)		6 years		6 years	6 years
Volatility (as a percent)		58.10%		64.50%	62.50%
Risk-free interest rate (as a percent)		1.62%		1.62%	2.02%
Estimated dividend yield		0.00%		0.00%	0.00%
Weighted average grant date fair value per share		$ 11.61		$ 1.12	$ 0.48

[1]	Includes options to purchase 389 and 5,040 shares of Class A and Class B common stock, respectively.